Income taxes (Foreign rate differential by tax jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ (134,732)	$ 1,333,046	$ 1,158,620
Local statutory tax rate	12.50%	12.50%	12.50%
Tax variance as a result of global activities	$ (390)	$ 1,083	$ (803)
Permanent differences	(179,886)	7,596	(7,687)
Loss from continuing operations before income tax	(314,618)	1,340,642	1,150,933
Ireland
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ (160,739)	$ 1,324,100	$ 1,163,574
Local statutory tax rate	12.50%	12.50%	12.50%
Variance to Irish statutory tax rate of 12.5%	0.00%	0.00%	0.00%
Tax variance as a result of global activities	$ 0	$ 0	$ 0
United States
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 101,339	$ (30,041)	$ (85)
Local statutory tax rate	21.00%	21.00%	22.00%
Variance to Irish statutory tax rate of 12.5%	8.50%	8.50%	9.50%
Tax variance as a result of global activities	$ 8,614	$ (2,553)	$ (8)
The Netherlands
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ (45,954)	$ 30,656	$ 6,108
Local statutory tax rate	25.00%	25.00%	25.00%
Variance to Irish statutory tax rate of 12.5%	12.50%	12.50%	12.50%
Tax variance as a result of global activities	$ (5,744)	$ 3,832	$ 764
Other
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ (29,378)	$ 8,331	$ (10,977)
Local statutory tax rate	23.60%	10.10%	26.70%
Variance to Irish statutory tax rate of 12.5%	11.10%	(2.40%)	14.20%
Tax variance as a result of global activities	$ (3,260)	$ (196)	$ (1,559)